Trading account assets and trading account liabilities	12 Months Ended
Mar. 31, 2011
Trading account assets and trading account liabilities

4. Trading account assets and trading account liabilities

The following table presents the components of Trading account assets and Trading account liabilities at their fair value at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Trading account assets:
Trading securities:
Japanese government and corporate debt securities	7,765,716	7,056,932
Japanese equity securities	271,440	391,491
Foreign government bonds and other securities	7,449,783	7,531,058

Total	15,486,939	14,979,481

Derivative assets:
Interest rate contracts	12,187,368	9,963,943
Foreign exchange contracts	3,457,282	2,844,798
Equity-related contracts	157,534	153,761
Credit-related contracts	116,102	59,502
Other contracts, mainly commodity-related contracts	122,744	104,414

Total	16,041,030	13,126,418

Total	31,527,969	28,105,899

Trading account liabilities:
Trading securities sold, not yet purchased	4,114,020	4,414,702
Derivative liabilities:
Interest rate contracts	11,738,251	9,541,145
Foreign exchange contracts	3,174,580	2,465,219
Equity-related contracts	170,484	150,246
Credit-related contracts	104,113	38,751
Other contracts, mainly commodity-related contracts	101,108	86,343

Total	15,288,536	12,281,704

Total	19,402,556	16,696,406

See Note 29 “Fair value” for the methodologies and assumptions used to estimate fair values.

The MHFG Group performs trading activities through market-making, sales, and arbitrage. Net trading gains for the fiscal years ended March 31, 2009, 2010 and 2011 are comprised of the following:

	2009	2010	2011
	(in millions of yen)
Trading account gains (losses)—net:
Trading securities, excluding derivative contracts	(160,804)	226,278	55,339
Derivative contracts	282,822	195,315	150,677

Total	122,018	421,593	206,016
Foreign exchange gains (losses)—net	23,769	(1,311)	55,998

Net trading gains	145,787	420,282	262,014